Provisions - Maturity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total provisions
Current provision	$ 1,269	$ 1,028	$ 722
Non current provision	921	1,127	896
Total	2,190	2,155	1,618	$ 1,724
Charge for year	861	1,513	1,484
Severance
Total provisions
Total	275	176	165	212
Charge for year	283	123	227
Environmental
Total provisions
Total	105	112	131	90
Charge for year	26	21	61
Employee benefits
Total provisions
Total	166	168	143	195
Charge for year	30	22	1
Legal
Total provisions
Total	859	1,016	161	239
Charge for year	44	1,102	830
Legal provisions concerning settled but not paid matters
Total provisions
Current provision	626	616	30
Non current provision	210	372	92
Other provisions
Total provisions
Total	785	683	1,018	$ 988
Charge for year	478	245	365
Third-party liabilities and other risks
Total provisions
Total	145	163	165
Post Alexion Acquisition Group Review restructuring programme
Total provisions
Non current provision	58	8	95
Total	80	49	143
Charge for year	$ 184	$ 87	12
Termination fees and onerous contracts with contract manufacturing organisations
Total provisions
Charge for year			$ 301